Material Accounting Policies - Cash and cash equivalents and restricted cash (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Material Accounting Policies [Abstract]
Short-term deposits, classified as cash equivalents	$ 2,315	$ 1,466